Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Subscription receivable	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated other Comprehensive loss	Total equity (deficit) attributable to ordinary shareholders	Non- Controlling interests	Total
Balance at Dec. 31, 2023		$ 1,957	[1]	$ 657	[1]		$ 32,620,568	$ 2,477,940	$ (30,467,027)	$ (1,989,087)	$ 2,645,008	$ 8,143,570	$ 10,788,578
Balance (in Shares) at Dec. 31, 2023	[1]	19,574,078		6,567,272
Extinguishment on redeemable non-controlling interests			[1]		[1]							35,527,114	35,527,114
Accretion on redeemable non-controlling interests			[1]		[1]		(983,927)				(983,927)		(983,927)
Net loss			[1]		[1]				(4,451,462)		(4,451,462)	(1,588,773)	(6,040,235)
Share-based compensation			[1]		[1]		607,742				607,742		607,742
Share-based compensation (in Shares)
Foreign currency translation adjustment			[1]		[1]					(571,545)	(571,545)	(377,900)	(949,445)
Balance at Jun. 30, 2024		$ 1,957	[1]	$ 657	[1]		32,244,383	2,477,940	(34,918,489)	(2,560,632)	(2,754,184)	41,704,011	38,949,827
Balance (in Shares) at Jun. 30, 2024	[1]	19,574,078		6,567,272
Balance at Dec. 31, 2024		$ 2,041	[1]	$ 657	[1]	(100,000)	32,175,698	2,477,940	(42,243,463)	(2,577,144)	(10,264,271)	37,558,944	27,294,673
Balance (in Shares) at Dec. 31, 2024	[1]	20,419,678		6,567,272
Collection of subscription receivable			[1]		[1]	100,000					100,000		100,000
Statutory reserve			[1]		[1]			3,987	(3,987)
Net loss			[1]		[1]				(1,257,060)		(1,257,060)	(1,583,086)	(2,840,146)
Share-based compensation			[1]		[1]		245,176				245,176		245,176
Share-based compensation (in Shares)
Foreign currency translation adjustment			[1]		[1]					216,688	216,688	256,764	473,452
Balance at Jun. 30, 2025		$ 2,041	[1]	$ 657	[1]		$ 32,420,874	$ 2,481,927	$ (43,504,510)	$ (2,360,456)	$ (10,959,467)	$ 36,232,622	$ 25,273,155
Balance (in Shares) at Jun. 30, 2025	[1]	20,419,678		6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 22).